Note 12 - Property, Plant and Equipment	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
12.	PROPERTY AND EQUIPMENT

As at March 31, 2019
	Computer equipment	Furniture and fixtures	Installed assets	Office equipment	Thermo- stats	Leasehold improve- ments	Total
Cost:
Opening balance - April 1, 2018	$22,173	$6,861	$-	$15,209	$13,238	$4,894	$62,375
Additions	7,468	58	707	311	-	114	8,658
Acquisition	-	-	4,827	773	-	554	6,154
Assets held for sale	(5)	(4)	-	(60)	-	-	(69)
Retirements	-	(309)	-	-	(192)	(1,078)	(1,579)
Exchange differences	340	95	15	32	131	312	925
Ending balance, March 31, 2019	29,976	6,701	5,549	16,265	13,177	4,796	76,464

Accumulated depreciation:
Opening balance - April 1, 2018	(13,984)	(4,995)	-	(10,776)	(10,555)	(3,172)	(43,482)
Depreciation charge to cost of sales	-	-	-	-	(2,666)	-	(2,666)
Depreciation charge for the year	(2,835)	(178)	(707)	(623)	-	(428)	(4,771)
Assets held for sale	2	-	-	(4)	-	(49)	(51)
Retirements	-	127	-	-	202	322	651
Exchange differences	(138)	(61)	-	(61)	(64)	41	(283)
Ending balance, March 31, 2019	(16,955)	(5,107)	(707)	(11,464)	(13,083)	(3,286)	(50,602)
Net book value, March 31, 2019	$13,021	$1,594	$4,842	$4,801	$94	$1,510	$25,862

As at March 31, 2018
	Computer equipment	Furniture and fixtures	Office equipment	Thermo- stats	Leasehold improve- ments	Total
Cost:
Opening balance - April 1, 2017	$18,672	$6,774	$14,947	$13,471	$4,517	$58,381
Additions	3,561	147	352	387	391	4,838
Retirements	-	-	-	(517)	-	(517)
Exchange differences	(60)	(60)	(90)	(103)	(14)	(327)
Ending balance, March 31, 2018	22,173	6,861	15,209	13,238	4,894	62,375

Accumulated depreciation:
Opening balance - April 1, 2017	(11,600)	(4,776)	(10,095)	(7,713)	(2,515)	(36,699)
Depreciation charge to cost of sales	-	-	-	(3,116)	-	(3,116)
Depreciation charge for the year	(2,431)	(262)	(745)	-	(677)	(4,115)
Retirements	-	-	-	208	-	208
Exchange differences	47	43	64	66	20	240
Ending balance, March 31, 2018	(13,984)	(4,995)	(10,776)	(10,555)	(3,172)	(43,482)

Net book value, March 31, 2018	$8,189	$1,866	$4,433	$2,683	$1,722	$18,893